JNL/MC JNL OPTIMIZED 5 FUND
In the summary prospectus for the JNL/Mellon Capital JNL Optimized 5 Fund, please delete the third bullet following the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

•	24% in the European 30 Strategy;